Sales Incentives - Additional Information (Detail) - 12 months ended Mar. 31, 2015 - Customer	Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Largest wholesale customers	3
Cash discount	2.00%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory	3 months
Shelf life of products	18 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory	6 months
Shelf life of products	36 months